Goodwill and Other Intangibles (Narrative) (Details) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Amount of capital	$ 11.5
Bottom of range [member] | Goodwill and impairment testing [member] | Terminal Value [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rates	2.00%	2.00%
Top of range [member] | Goodwill and impairment testing [member] | Terminal Value [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rates	4.10%	4.10%